Subsequent Events (Details Narrative)											1 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2023 shares	Nov. 01, 2023 shares	Oct. 01, 2023 USD ($) ft² shares	Feb. 14, 2023 USD ($) $ / shares shares	Feb. 10, 2023 $ / shares shares	Feb. 03, 2023 USD ($)	Jan. 31, 2023 USD ($) shares	Jun. 24, 2021 shares	Jun. 24, 2021 shares	Apr. 27, 2021 CAD ($) shares	Mar. 31, 2023 USD ($) shares	Jan. 31, 2023 USD ($) shares	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft² $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock												$ 182,982	$ 17,004	$ 250,000	$ 250,000	$ 882,800
Common stock issued for cash and exercise of warrants										$ 2,800,000						$ 6,596,500
Common stock issued for cash, shares | shares								987,741	987,741	987,741		23,705
Common stock price | $ / shares															$ 1,000.00
Warrant exercise | shares																353,250
Warrant exercise price | $ / shares															$ 2.00	$ 2.40
Square feet | ft²															4,756
Payments for Rent													130,910	$ 122,100	$ 168,000	$ 63,500
Lessee, Operating Lease, Term of Contract															20 years
Operating Lease, Payments						$ 1,500							$ 37,626		$ 58,723
Lease expiration date description															expiring in July 2021
Stock issued during period shares stock options exercised | shares															4,121,633	3,431,250
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for cash and exercise of warrants																$ 230
Common stock issued for cash, shares | shares																2,300,000
Coastal Pride Seafood LLC [Member]
Subsequent Event [Line Items]
Square feet | ft²													1,100		1,100
Operating Lease, Payments													$ 15,000
Sales Agreement [Member] | Roth Capital Patners LLC [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares | shares												7,564
Stock Repurchased During Period, Value												$ 76,323
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity												474,106
Proceeds from Issuance of Common Stock												$ 182,982
Conversion of shares | shares							1,273,408				6,197,240
Common stock issued for cash and exercise of warrants							$ 662,172				$ 1,081,058
Conversion of value							$ 340,000
Common stock issued for cash, shares | shares		87,302	42,308	9,000,000	8,200,000
Common stock price | $ / shares				$ 0.20	$ 0.20
Warrant exercise | shares					800,000
Prefunded warrant description					0.199 per Pre-funded Warrant to those purchasers whose purchase of common stock in the offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding common stock immediately following the consummation of the offering.
Warrant exercise price | $ / shares					$ 0.001
Warrant exercise price				$ 1,800,000
Warrant exercise price | $ / shares				$ 0.001
Operating Lease, Payments						$ 1,500
Stock issued during period shares stock options exercised | shares	8,350,729
Subsequent Event [Member] | Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Common stock price | $ / shares				$ 0.199
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of value											$ 754,800
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Warrant exercise | shares					1,350,000
Subsequent Event [Member] | Coastal Pride Seafood LLC [Member]
Subsequent Event [Line Items]
Square feet | ft²			1,100
Payments for Rent			$ 1,255
Lessee, Operating Lease, Term of Contract			1 year
Operating Lease, Payments			$ 1,000
Lease expiration date description			lease will expire on September 30, 2024.
Subsequent Event [Member] | Sales Agreement [Member] | Roth Capital Patners LLC [Member]
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares | shares												151,284
Stock Repurchased During Period, Value												$ 76,463